Insurance - Summary of Amounts Arising From Insurance Contracts (Parenthetical) (Detail) - 12 months ended Dec. 31, 2018 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Disclosure of types of insurance contracts [line items]
Expense arising from insurance	R$ 0	$ 0
Cemig Geracao e Transmissao [member]
Disclosure of types of insurance contracts [line items]
Maximum indemnity limit	R$ 231